

CĪON Investment Corporation ("CĪON")

Portfolio Holdings: Q3 2014

As of September 30, 2014

CĪON Investment Management, LLC manages CĪON Investment Corporation ("CĪON"), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting ICON Investments at 800.435.5697 or by visiting www.cioninvestmentcorp.com.

This portfolio holdings fact sheet reflects CĪON's holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CĪON or that CĪON's investment portfolio composition going forward will be as described herein. Please read the CĪON prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured loans may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital for tax purposes; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact floating rate investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies.

APOLLO CĪON intends to create value for investors by drawing on the experience and infrastructure of its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM:

$5,000

INVESTMENT COMPOSITION[3]

1st Lien Senior Secured Loans	61.93%	Subordinated Debt	0%
2nd Lien Senior Secured Loans	33.40%	Collateralized Securities	4.67%
Senior Secured Bonds	0%	Equity	0%



FLOATING/FIXED RATE BREAKDOWN

Floating Rate Investments	99.53%
Fixed Rate Investments	0.47%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 61.93%					
SG Acquisition, Inc.	Banking, Finance, Insurance & Real Estate	2.33%	LIBOR+5.25%	1.00% LIBOR Floor	8/19/2021
Ignite Restaurant Group, Inc.	Beverage, Food & Tobacco	2.31%	LIBOR+7.00%	1.00% LIBOR Floor	2/13/2019
Nielsen & Bainbridge, LLC	Consumer Goods: Durable	2.24%	LIBOR+5.00%	1.00% LIBOR Floor	8/15/2020
PSC Industrial Outsourcing, LP	Energy: Oil & Gas	2.17%	LIBOR+4.50%	1.00% LIBOR Floor	5/15/2020
American Dental Partners, Inc.	Healthcare & Pharmaceuticals	1.93%	LIBOR+4.75%	1.00% LIBOR Floor	8/29/2021
TMFS Holdings, LLC	Banking, Finance, Insurance & Real Estate	1.86%	LIBOR+4.50%	1.00% LIBOR Floor	7/30/2021
American Residential Services, LLC	Construction & Building	1.78%	LIBOR+4.50%	1.00% LIBOR Floor	6/30/2021
USS Parent Holdings Corp.	Construction & Building	1.66%	LIBOR+4.75%	1.00% LIBOR Floor	8/5/2021
LTI Flexible Products, Inc.	Consumer Goods: Durable	1.62%	LIBOR+4.50%	1.00% LIBOR Floor	5/1/2021
Photonis Technologies SAS	Aerospace & Defense	1.61%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
Infogroup Inc.	Media: Advertising, Printing & Publishing	1.59%	LIBOR+6.00%	1.50% LIBOR Floor	5/26/2018
SK Spice S.Á.R.L	Chemicals, Plastics & Rubber	1.59%	LIBOR+8.25%	1.25% LIBOR Floor	9/30/2018
BRG Sports, Inc.	Consumer Goods: Durable	1.57%	LIBOR+5.50%	1.00% LIBOR Floor	4/15/2021
Smile Brands Group, Inc.	Healthcare & Pharmaceuticals	1.53%	LIBOR+6.25%	1.25% LIBOR Floor	8/16/2019
American Tire Distributors, Inc.	Automotive	1.47%	LIBOR+4.75%	1.00% LIBOR Floor	6/1/2018
Steward Health Care System, LLC	Healthcare & Pharmaceuticals	1.45%	LIBOR+5.50%	1.25% LIBOR Floor	4/10/2020
Charming Charlie, LLC	Retail	1.37%	LIBOR+8.00%	1.00% LIBOR Floor	12/18/2019
IMG Worldwide Holdings, LLC	Media: Diversified & Production	1.34%	LIBOR+4.25%	1.00% LIBOR Floor	5/1/2021
LTCG Holdings Corp.	Services: Business	1.29%	LIBOR+5.00%	1.00% LIBOR Floor	6/6/2020
ECI Acquisition Holdings, Inc.	High Tech Industries	1.27%	LIBOR+6.25%	1.00% LIBOR Floor	3/11/2019
Hemisphere Media Holdings, LLC	Media: Broadcasting & Subscription	1.25%	LIBOR+4.00%	1.00% LIBOR Floor	7/30/2020
TASC, Inc.	Services: Business	1.20%	LIBOR+5.50%	1.00% LIBOR Floor	5/23/2020
Marine Acquisition Corp.	Capital Equipment	1.16%	LIBOR+4.25%	1.00% LIBOR Floor	1/30/2021
Indra Holdings Corp.	Retail	1.15%	LIBOR+4.25%	1.00% LIBOR Floor	5/1/2021
Avaya Inc.	Telecommunications	1.15%	LIBOR+5.50%	1.00% LIBOR Floor	3/31/2018
Polyconcept Finance B.V.	Consumer Goods: Non-Durable	1.15%	LIBOR+4.75%	1.25% LIBOR Floor	6/28/2019
ALM Media, LLC	Media: Advertising, Printing & Publishing	1.11%	LIBOR+4.50%	1.00% LIBOR Floor	7/31/2020
ABG Intermediate Holdings 2 LLC	Retail	1.07%	LIBOR+4.50%	1.00% LIBOR Floor	5/27/2021
SI Organization, Inc.	Services: Business	1.07%	LIBOR+4.75%	1.00% LIBOR Floor	11/23/2019
F+W Media, Inc.	Media: Diversified & Production	1.01%	LIBOR+6.50%	1.25% LIBOR Floor	6/30/2019

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 61.93% (CONTINUED)					
Alion Science and Technology Corp.	Capital Equipment	0.97%	LIBOR+10.00%	1.00% LIBOR Floor	8/18/2019
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	0.95%	LIBOR+5.00%	1.00% LIBOR Floor	11/1/2018
CHI Overhead Doors, Inc.	Construction & Building	0.92%	LIBOR+4.25%	1.25% LIBOR Floor	3/18/2019
Emmis Operating Company	Media: Broadcasting & Subscription	0.78%	LIBOR+4.75%	1.00% LIBOR Floor	6/10/2021
Aquilex, LLC	Chemicals, Plastics & Rubber	0.77%	LIBOR+4.00%	1.00% LIBOR Floor	12/31/2020
Arc Document Solutions, Inc.	Services: Business	0.70%	LIBOR+5.25%	1.00% LIBOR Floor	12/20/2018
Hyperion Finance S.À.R.L	Banking, Finance, Insurance & Real Estate	0.70%	LIBOR+4.75%	1.00% LIBOR Floor	10/17/2019
Accruent, LLC	High Tech Industries	0.69%	LIBOR+4.50%	1.25% LIBOR Floor	11/25/2019
TOPPS Company, Inc.	Consumer Goods: Non-Durable	0.68%	LIBOR+6.00%	1.25% LIBOR Floor	10/2/2018
American Energy - Marcellus, LLC	Energy: Oil & Gas	0.66%	LIBOR+4.25%	1.00% LIBOR Floor	8/4/2020
Azure Midstream Energy, LLC	Energy: Oil & Gas	0.65%	LIBOR+5.50%	1.00% LIBOR Floor	11/15/2018
Bluestem Brands, Inc.	Retail	0.62%	LIBOR+6.50%	1.00% LIBOR Floor	12/6/2018
TMK Hawk Parent, Corp.	Beverage, Food & Tobacco	0.62%	LIBOR+4.25%	1.00% LIBOR Floor	8/22/2021
US Joiner Holding Company	Capital Equipment	0.61%	LIBOR+6.00%	1.00% LIBOR Floor	4/16/2020
Travel Leaders Group, LLC	Services: Consumer	0.60%	LIBOR+6.00%	1.00% LIBOR Floor	12/5/2018
Laureate Education, Inc.	Services: Consumer	0.55%	LIBOR+3.75%	1.25% LIBOR Floor	6/15/2018
Survey Sampling International, LLC	Services: Business	0.50%	LIBOR+4.50%	1.00% LIBOR Floor	12/12/2019
Vestcom International, Inc.	Services: Business	0.47%	LIBOR+4.25%	1.00% LIBOR Floor	9/29/2021
Distribution International, Inc.	Construction & Building	0.38%	LIBOR+6.50%	1.00% LIBOR Floor	7/16/2019
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	0.38%	LIBOR+6.25%	1.50% LIBOR Floor	5/15/2018
BWAY Holding Company	Containers, Packaging & Glass	0.38%	LIBOR+4.50%	1.00% LIBOR Floor	8/14/2020
Surgery Center Holdings, Inc.	Healthcare & Pharmaceuticals	0.38%	LIBOR+4.25%	1.00% LIBOR Floor	7/24/2020
Blue Bird Body Company	Automotive	0.38%	LIBOR+5.50%	1.00% LIBOR Floor	6/26/2020
SRA International	High Tech Industries	0.35%	LIBOR+5.25%	1.25% LIBOR Floor	7/20/2018
Vince, LLC	Consumer Goods: Non-Durable	0.33%	LIBOR+5.00%	1.00% LIBOR Floor	11/27/2019
GTCR Valor Companies, Inc.	High Tech Industries	0.30%	LIBOR+5.00%	1.00% LIBOR Floor	5/30/2021
Sutherland Global Services	Services: Business	0.29%	LIBOR+6.00%	1.25% LIBOR Floor	3/6/2019
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.23%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
Southcross Holdings Borrower LP	Energy: Oil & Gas	0.20%	LIBOR+5.00%	1.00% LIBOR Floor	8/4/2021
Active Network, Inc.	High Tech Industries	0.18%	LIBOR+4.50%	1.00% LIBOR Floor	11/13/2020
Peppermill Casinos, Inc.	Hotel, Gaming & Leisure	0.16%	LIBOR+6.00%	1.25% LIBOR Floor	11/9/2018
Caraustar Industries, Inc.	Forest Products & Paper	0.14%	LIBOR+6.25%	1.25% LIBOR Floor	5/1/2019
Scientific Games International, Inc.	Hotel, Gaming & Leisure	0.06%	LIBOR+5.00%	1.00% LIBOR Floor	10/1/2021
Deluxe Entertainment Services Group, Inc.	Media: Diversified & Production	0.05%	LIBOR+5.50%	1.00% LIBOR Floor	2/28/2020

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
2ND LIEN SENIOR SECURED LOANS: 33.40%					
EISI LLC	High Tech Industries	3.05%	LIBOR+8.50%	1.00% LIBOR Floor	9/23/2020
Wand Intermediate I LP	Automotive	2.96%	LIBOR+7.25%	1.00% LIBOR Floor	9/19/2022
Vestcom International, Inc.	Services: Business	2.33%	LIBOR+7.75%	1.00% LIBOR Floor	9/30/2022
TMK Hawk Parent, Corp.	Beverage, Food & Tobacco	2.32%	LIBOR+7.50%	1.00% LIBOR Floor	8/22/2022
Pelican Products, Inc.	Chemicals, Plastics & Rubber	1.63%	LIBOR+7.50%	1.00% LIBOR Floor	4/11/2021
ALM Media, LLC	Media: Advertising, Printing & Publishing	1.63%	LIBOR+8.00%	1.00% LIBOR Floor	7/30/2021
Genex Holdings, Inc.	Services: Business	1.54%	LIBOR+7.75%	1.00% LIBOR Floor	5/30/2022
Landslide Holdings, Inc.	Services: Business	1.52%	LIBOR+7.25%	1.00% LIBOR Floor	2/25/2021
Global Tel*Link Corporation	Services: Business	1.47%	LIBOR+7.75%	1.25% LIBOR Floor	11/23/2020
Mergermarket USA, Inc.	Services: Business	1.36%	LIBOR+6.50%	1.00% LIBOR Floor	2/4/2022
MSC.Software Corporation	High Tech Industries	1.20%	LIBOR+7.50%	1.00% LIBOR Floor	5/29/2021
IBC Capital Limited	Containers, Packaging & Glass	1.17%	LIBOR+7.00%	1.00% LIBOR Floor	9/9/2022
Evergreen Skills Lux S.À.R.L.	High Tech Industries	1.08%	LIBOR+8.25%	1.00% LIBOR Floor	4/28/2022
SMG	Hotel, Gaming & Leisure	0.98%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
Institutional Shareholder Services Inc.	Services: Business	0.91%	LIBOR+7.50%	1.00% LIBOR Floor	4/30/2022
Winebow Holdings, Inc.	Beverage, Food & Tobacco	0.85%	LIBOR+7.50%	1.00% LIBOR Floor	1/2/2022
Securus Technologies Holdings, Inc.	Telecommunications	0.85%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
2ND LIEN SENIOR SECURED LOANS: 33.40% (CONTINUED)					
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	0.78%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
Emerald 3 Limited	Environmental Industries	0.77%	LIBOR+7.00%	1.00% LIBOR Floor	5/16/2022
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	0.77%	LIBOR+8.25%	1.00% LIBOR Floor	2/11/2020
PFS Holding Corporation	Retail	0.60%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
American Residential Services LLC	Construction & Building	0.58%	LIBOR+8.00%	1.00% LIBOR Floor	12/31/2021
TASC, Inc	Services: Business	0.47%	12.00%	None	5/23/2021
Telx Group, Inc.	High Tech Industries	0.46%	LIBOR+6.50%	1.00% LIBOR Floor	4/9/2021
Active Network, Inc.	High Tech Industries	0.37%	LIBOR+8.50%	1.00% LIBOR Floor	11/15/2021
Deltek, Inc.	Services: Business	0.26%	LIBOR+8.75%	1.25% LIBOR Floor	10/10/2019
SI Organization, Inc.	Services: Business	0.24%	LIBOR+8.00%	1.00% LIBOR Floor	5/23/2020
WP CPP Holdings, LLC	Aerospace & Defense	0.22%	LIBOR+7.75%	1.00% LIBOR Floor	4/30/2021
Learfield Communications, Inc.	Media: Broadcasting & Subscription	0.22%	LIBOR+7.75%	1.00% LIBOR Floor	10/9/2021
Arysta LifeScience SPC, LLC	Chemicals, Plastics & Rubber	0.18%	LIBOR+7.00%	1.25% LIBOR Floor	11/30/2020
H.D. Vest, Inc.	Banking, Finance, Insurance & Real Estate	0.13%	LIBOR+8.00%	1.25% LIBOR Floor	6/18/2019
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.13%	LIBOR+7.50%	1.00% LIBOR Floor	1/3/2020
GCA Services Group, Inc.	Services: Consumer	0.12%	LIBOR+8.00%	1.25% LIBOR Floor	11/1/2020
Telecommunications Management, LLC	Media: Broadcasting & Subscription	0.10%	LIBOR+8.00%	1.00% LIBOR Floor	10/30/2020
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.08%	LIBOR+9.00%	1.25% LIBOR Floor	1/3/2020
Del Monte Foods, Inc.	Beverage, Food & Tobacco	0.05%	LIBOR+7.25%	1.00% LIBOR Floor	7/26/2021
FRAM Group Holdings Inc.	Automotive	0.02%	LIBOR+9.00%	1.50% LIBOR Floor	1/29/2018
SENIOR SECURED BONDS: 0%					
SUBORDINATED DEBT: 0%					
COLLATERALIZED SECURITIES: 4.67%					
NXT Capital CLO 2014-1, LLC	Diversified Financials	1.06%	LIBOR+5.50%	None	4/23/2026
Deutsche Bank AG Frankfurt CRAFT 2014-1 Class Credit Linked Note	Diversified Financials	0.84%	LIBOR+9.65%	None	5/15/2019
JPMorgan Chase Bank, N.A. Credit Link Note	Diversified Financials	0.79%	LIBOR+12.25%	None	12/20/2021
Great Lakes CLO 2014-1, Ltd. Class E Notes	Diversified Financials	0.68%	LIBOR+5.25%	None	4/15/2025
JFIN CLO 2014, Ltd. Class E Notes	Diversified Financials	0.35%	LIBOR+5.00%	None	4/20/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1A Class Credit Linked Note	Diversified Financials	0.31%	LIBOR+9.25%	None	4/17/2020
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Diversified Financials	0.28%	LIBOR+5.65%	None	10/20/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Diversified Financials	0.27%	Residual	None	10/20/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1X Class Credit Linked Note	Diversified Financials	0.09%	LIBOR+9.25%	None	4/17/2020
EQUITY: 0%					

3. Information is based on the relative fair value of the underlying portfolio holdings.
4. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
5. Rate is the total interest rate on the loan, often based on LIBOR, plus a margin, or residual cash flow.
6. Loans with a LIBOR floor pay an interest rate of LIBOR, plus a margin, so long as LIBOR remain above the specified floor level. If however, LIBOR fall below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, which are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.